787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

August 5, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Proxy Materials for BlackRock Variable Series Funds II, Inc. (File No. 811-23346)

Ladies and Gentlemen:

On behalf of the fund listed above (the “Fund”), and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith are the preliminary proxy materials consisting of a Notice of Special Meeting of Shareholders and a Proxy Statement to be used in connection with the Special Meeting of Shareholders of the Fund (the “Meeting”). As set forth in more detail in the accompanying proxy materials, the Meeting is being held to approve the amendment or elimination of certain of the Fund’s fundamental investment restrictions.

Please do not hesitate to contact me at (212) 728-8955 if you have comments or if you require additional information regarding the enclosed materials.

Very truly yours,

/s/ Bissie K. Bonner
Bissie K. Bonner

Enclosures

cc:	Jessica A. Herlihy , BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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